Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long Term Debt

.	Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		2018	2017
Senior unsecured revolving credit facilities (a)	—	2019-2023	N/A		$97,000	$51,827
Senior unsecured bank credit facilities (b)	—	2019	N/A		321,807	134,988
Commercial paper (a)	—	2023	N/A		6,000	5,576
U.S. dollar borrowings
Senior unsecured notes (c)	4.09%	2020-2047		$1,225,000	1,218,680	1,217,797
Senior unsecured utility notes (d)	5.99%	2020-2035		$222,000	240,161	246,560
Senior secured utility bonds (e)	4.75%	2020-2044		$662,500	676,697	772,871
Subordinated unsecured notes (f)	6.88%	2078		$287,500	278,771	—
Canadian dollar borrowings
Senior unsecured notes (g)	4.43%	2020-2027	C$	650,669	474,764	623,223
Senior secured project notes	10.25%	2020-2027	C$	31,310	22,915	26,709
					$3,336,795	$3,079,551
Less: current portion					(13,048)	(12,364)
					$3,323,747	$3,067,187
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
Short-term obligations of $321,807 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Recent financing activities:

(a)	Senior unsecured revolving credit facilities
On September 20, 2017, the Company amended the terms of its C$65,000 senior unsecured revolving bank credit facility to increase the commitments to C$165,000 and, on November 16, 2018, the Company extended the maturity from November 19, 2018 to November 19, 2019.
On February 23, 2018, the Liberty Utilities Group increased commitments under its credit facility to $500,000 and extended the maturity to February 23, 2023. Concurrent with this amendment, the Liberty Utilities Group closed Empire's credit facility. Liberty Utilities' credit facility will now be used as a backstop for Empire's commercial paper program and as a source of liquidity for Empire.
On October 6, 2017, the Liberty Power Group amended the terms of its C$350,000 senior unsecured revolving bank credit facility to increase the commitments to $500,000 and extended the maturity from July 31, 2019 to October 6, 2022. The Liberty Power Group extended the maturity of its senior unsecured revolving bank credit facility from October 6, 2022 to October 6, 2023. On February 16, 2018, the Liberty Power Group increased availability under its revolving letter of credit facility to $200,000 and extended the maturity to January 31, 2021.

9.	Long-term debt (continued)

(b)	Senior unsecured bank credit facilities
On December 21, 2017, the Company entered into a $600,000 term credit facility with two Canadian banks maturing on December 21, 2018. On March 7, 2018, the Company drew $600,000 under this facility. On December 19, 2018, the Company extended the maturity of this facility to June 21, 2019. The balance drawn as at December 31, 2018 is $186,807.
On December 30, 2016, in connection with the acquisition of Empire (note 3(e)), the Company drew $1,336,440 from its Acquisition Facility. Following receipt of the Final Instalment from the convertible debentures on February 7, 2017 (note 12(h)) and the senior notes financing on March 24, 2017 (note 9(d)), the Company fully repaid the Acquisition Facility.
As at December 31, 2018, the Company had drawn $135,000 on its Corporate Term Credit Facility which matures on July 5, 2019.

(c)	Senior unsecured notes
On March 24, 2017, the Liberty Utilities Group's debt financing entity issued $750,000 senior unsecured notes in six tranches. The proceeds were applied to repay the Acquisition Facility (note 9(b)) and other existing indebtedness. The notes are of varying maturities from 3 to 30 years with a weighted average life of approximately 15 years and a weighted average coupon of 4.0%. In anticipation of this financing, the Liberty Utilities Group had entered into forward contracts to lock in the underlying U.S. Treasury interest rates. Considering the effect of the hedges, the effective weighted average rate paid by the Liberty Utilities Group will be approximately 3.6%.

(d)	Senior unsecured utility notes
On January 1, 2017, in connection with the acquisition of Empire (note 3(e)), the Company assumed $102,000 in unsecured utility notes. The notes consist of two tranches, with maturities in 2033 and 2035 with coupons at 6.7% and 5.8%.

(e)	Senior secured utility bonds
On January 1, 2017 in connection with the acquisition of Empire (note 3(e)), the Company assumed $733,000 in secured utility bonds. The bonds are secured by a first mortgage indenture and consist of ten tranches with maturities ranging between 2018 and 2044 with coupons ranging from 3.58% to 6.82%. On June 1, 2018, the Company repaid, upon its maturity, a $90,000 secured utility note.
In June 2017, outstanding bonds payable for the Park Water Systems in the amount of $63,000 were repaid using proceeds from the Mountain Water condemnation discussed in note 21(a).

(f)	Subordinated unsecured notes
On October 17, 2018, the Company completed the issuance of $287,500 unsecured, 6.875% fixed-to-floating subordinated notes (“subordinated notes”) maturing on October 17, 2078. The subordinated notes are listed on the New York Stock Exchange ("NYSE") under the ticker symbol "AQNA". Beginning on October 17, 2023, and on every quarter thereafter that the subordinated notes are outstanding (the "interest reset date") until October 17, 2028, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 3.677%, payable in arrears. Beginning on October 17, 2028, and on every interest reset date until October 17, 2043, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 3.927%, payable in arrears. Beginning on October 17, 2043, and on every interest reset date until October 17, 2078, the subordinated notes will be rest at an interest rate of the three-month LIBOR plus 4.677%, payable in arrears.
The Company may elect, at its sole option, to defer the interest payable on the subordinated notes on one or more occasions for up to five consecutive years. Deferred interest will accrue, compounding on each subsequent interest payment date, until paid. Additionally, on or after October 17, 2023, the Company may, at its option, redeem the subordinated notes, at a redemption price equal to 100% of the principal amount, together with accrued and unpaid interest.

9.	Long-term debt (continued)

(f)	Canadian dollar senior unsecured notes
Subsequent to year-end, the Liberty Power Group issued C$300,000 senior unsecured notes bearing interest at 4.60% with a maturity date of January 29, 2029. The notes were sold at a price of C$99.952 per C$100.00 principal amount. Concurrent with the financing, the Liberty Power Group unwound and settled the related forward-starting interest rate swap on a notional bond of C$135,000 (note 23(b)(ii)).
On July 25, 2018, the Company repaid, upon its maturity, a C$135,000 unsecured note.
On January 17, 2017, the Liberty Power Group issued C$300,000 senior unsecured notes bearing interest at 4.09% with a maturity date of February 17, 2027. The notes were sold at a price of C$99.929 per C$100.00 principal amount.

Principal Payments
Principal payments due in the next five years and thereafter are as follows:

2019	2020	2021	2022	2023	Thereafter	Total
$334,855	$308,917	$111,880	$343,737	$481,859	$1,740,471	$3,321,719
Dividend payments are recorded as a reduction of the Series C preferred share carrying value.

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are as follows:
2019	$940
2020	985
2021	1,000
2022	1,019
2023	1,183
Thereafter to 2031	10,370
Redemption amount	3,914
19,411
Less: amounts representing interest	(5,993)
13,418
Less current portion	(940)
$12,478